Consolidated Statements of Financial Position - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Current Assets
Cash and cash equivalents	$ 5,720,092	$ 6,747,986
Sales tax receivable	50,224	36,981
Prepaids	216,628	27,692
Total current assets	5,986,944	6,812,659
Non-Current Assets
Right-of-use asset	117,658	66,413
TOTAL ASSETS	6,104,602	6,879,072
Current Liabilities
Accounts payable and accrued liabilities	449,299	207,307
Lease liability - current portion	79,384	73,549
Total current liabilities	528,683	280,856
Non Current Liabilities
Lease liability - non current portion	39,576	0
TOTAL LIABILITIES	568,259	280,856
Shareholders' equity
Share capital	35,423,371	33,914,308
Pre-funded warrants	455,573	831,834
Reserves	4,006,368	3,399,097
Deficit	(34,348,969)	(31,547,023)
TOTAL SHAREHOLDERS' EQUITY	5,536,343	6,598,216
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,104,602	$ 6,879,072